Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of inventories

In EUR	12/31/2020	12/31/2019
Raw materials and supplies	10,674,829	7,377,176
Work in progress	693,357	879,729
Finished goods and merchandise	5,887,869	6,228,917
Inventories	17,256,055	14,485,822